Share based payments expense (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of share based payments expense
		Consolidated Group
	Notes	2025 A$	2024 A$	2023 A$
Performance Rights	(a)	1,422,547	(620,537)	460,603
Other share based payment expenses	(b)	96,006	53,333	-
Total		1,518,553	(567,204)	460,603